Financing (Covenants and Redemption Provisions Applicable to the Notes and the 2016 Bonds) (Narrative) (Details)	12 Months Ended
Dec. 31, 2014
Bonds | 2016 Bonds
Debt Instrument [Line Items]
Debt instrument, percentage of principal amount redeemed, threshold	85.00%
Senior notes | 2021 Notes
Debt Instrument [Line Items]
Percentage of notes' principal in addition to accrued interest that redemption price must equal or be greater than if a credit downgrade or change in control occurs	101.00%